STATEMENT OF CASH FLOWS - Schedule of liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	$ 7,150,451,000	$ 6,936,188,000	$ 6,781,880,000
Obtainment Capital	1,349,140,000	1,750,060,000	0
Payment Capital	(1,486,430,000)	(2,348,580,000)	(567,363,000)
Payment Interests	(600,740,000)	(717,634,000)	(594,234,000)
Payment Other flow		(10,870,000)
Non cash-Flow Movements, Interest accrued and others	1,676,271,000	1,541,287,000	1,630,517,000
Non Cash-Flow Movements, Reclassifications	(166,000)		(314,612,000)
Ending Balance	8,088,526,000	7,150,451,000	6,936,188,000
Fee payments	10,380,000	24,952,000
Repayment of loans	1,023,072,000	2,004,542,000	342,005,000
Payments of lease liabilities	463,358,000	344,038,000	225,358,000
Bank loans
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	0	1,029,434,000	1,385,995,000
Obtainment Capital		0
Payment Capital		(1,089,000,000)	(81,952,000)
Payment Interests		(167,026,000)	(153,791,000)
Payment Other flow		0
Non cash-Flow Movements, Interest accrued and others		226,592,000	189,272,000
Non Cash-Flow Movements, Reclassifications			(310,090,000)
Ending Balance		0	1,029,434,000
Guaranteed obligations
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	374,043,000	303,922,000	325,061,000
Obtainment Capital	319,500,000	99,000,000
Payment Capital	(37,648,000)	(28,938,000)	(19,726,000)
Payment Interests	(29,158,000)	(19,908,000)	(20,309,000)
Payment Other flow		0
Non cash-Flow Movements, Interest accrued and others	30,898,000	19,967,000	20,686,000
Non Cash-Flow Movements, Reclassifications	0		(1,790,000)
Ending Balance	657,635,000	374,043,000	303,922,000
Other guaranteed obligations
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	374,751,000	430,350,000	474,304,000
Obtainment Capital	239,520,000	272,112,000
Payment Capital	(43,681,000)	(330,870,000)	(56,519,000)
Payment Interests	(39,685,000)	(39,066,000)	(42,283,000)
Payment Other flow		0
Non cash-Flow Movements, Interest accrued and others	40,294,000	42,225,000	43,037,000
Non Cash-Flow Movements, Reclassifications	0		11,811,000
Ending Balance	571,199,000	374,751,000	430,350,000
Obligation with the public
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	2,239,303,000	1,302,838,000	1,289,799,000
Obtainment Capital	790,120,000	1,378,948,000
Payment Capital	(700,000,000)	(450,000,000)	0
Payment Interests	(181,554,000)	(156,862,000)	(155,655,000)
Payment Other flow		(10,870,000)
Non cash-Flow Movements, Interest accrued and others	232,450,000	175,249,000	168,694,000
Non Cash-Flow Movements, Reclassifications	(2,541,000)		0
Ending Balance	2,377,778,000	2,239,303,000	1,302,838,000
Financial leases
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	799,773,000	901,546,000	1,088,239,000
Obtainment Capital	0	0
Payment Capital	(241,743,000)	(105,734,000)	(183,374,000)
Payment Interests	(39,181,000)	(46,596,000)	(48,272,000)
Payment Other flow		0
Non cash-Flow Movements, Interest accrued and others	158,667,000	50,557,000	58,076,000
Non Cash-Flow Movements, Reclassifications	11,537,000		(13,123,000)
Ending Balance	689,053,000	799,773,000	901,546,000
Other loans
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	0	104,000	2,028,000
Obtainment Capital		0
Payment Capital		0	(434,000)
Payment Interests		0	0
Payment Other flow		0
Non cash-Flow Movements, Interest accrued and others		(104,000)	(70,000)
Non Cash-Flow Movements, Reclassifications			(1,420,000)
Ending Balance		0	104,000
Lease liability
Financing Activities, Cash Flow [Roll Forward]
Beginning balance	3,362,581,000	2,967,994,000	2,216,454,000
Obtainment Capital	0	0
Payment Capital	(463,358,000)	(344,038,000)	(225,358,000)
Payment Interests	(311,162,000)	(288,176,000)	(173,924,000)
Payment Other flow		0
Non cash-Flow Movements, Interest accrued and others	1,213,962,000	1,026,801,000	1,150,822,000
Non Cash-Flow Movements, Reclassifications	(9,162,000)		0
Ending Balance	$ 3,792,861,000	$ 3,362,581,000	$ 2,967,994,000